Income Taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (670,529)	$ (97,524)	¥ 99,787	¥ (23,273)
PRC	(8,311,901)	(1,208,915)	(3,844,284)	(3,037,661)
Loss before income taxes	¥ (8,982,430)	$ (1,306,439)	¥ (3,744,497)	¥ (3,060,934)